Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity
21.	Equity

Ordinary shares

On September 27, 2019, the Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holder of the Company’s ordinary shares are entitled to one vote for each share.

On July 10,2018, Meten International was incorporated as limited liability company with authorized share capital of 380,000 Hong Kong dollar (“HK$”) divided into 38,000,000 shares with par value HK $0.01 each. After the incorporation of Meten International, the Founders and Pre-listing investors subscribed 47,035 ordinary shares of Meten International at par value of HK $0.01.

In December 2018, Meten International increased authorized share capital by creation of 500,000,000 shares with par value of US$0.0001 and issued 318,601,222 ordinary shares of US$0.0001 each, and repurchased the 47,035 existing issued ordinary shares of HK $0.01 par value each and decreased the authorized share capital by cancellation of all unissued shares of HK$0.01 each.

On March 30, 2020, the Company consummated its acquisition of Meten International and EdtechX, pursuant to the merger agreement dated December 12, 2019 (“Merger Agreement”). Total 318,601,222 ordinary shares in Meten International were converted to 48,391,607 ordinary shares of the Company. Total 1,971,505 ordinary share of EdtechX were converted to the equal shares of the Company.

Immediately prior to the merger transaction, Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Holdco upon closing of the merger transaction.

In connection with merger transaction, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of Holdco. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.

In connection with the Mergers, the Company adopted a new incentive plan to replace the 2018 Plan. The Company rolled over awards granted under the 2013 Plan and 2018 Plan with the same amount and terms. As a result, options to purchase 3,050,701 of our ordinary shares were issued and outstanding on March 30, 2020. Additionally, the Company reserved for issuance pursuant to the plan one percent (1%) of the total issued and outstanding ordinary shares on the closing date (being 531,005 ordinary shares), and will reserve an additional 1% of then-outstanding shares each year for a period of four years following the first anniversary of the closing date of the Mergers.

On January 4, 2021,the Company issues 1,327,514 Ordinary Shares under the Company’s 2020 share incentive plan to Pan Yanqiong of Likeshuo, Chief Marketing Officer.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021. On July 8, 2021,the Company, announced that the underwriter of its previously announced underwritten public offering has exercised, in part, its over-allotment option after purchasing an additional 2,000,000 ordinary shares of the Company, par value $0.0001 per share, at a price of $1.00 per ordinary share.

On September 1, 2021, the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share.

On November 9, 2021, the company entered into a securities purchase agreement with certain investors, to sell an aggregate of 33,333,334 ordinary shares, par value $0.0001 per share, of the Company, at an offering price of $0.60 per share.

As of December 31, 2020 and 2021, there were 1,895,819 and 11,371,444 ordinary shares, par value $0.003 per share, issued and outstanding, respectively.

On May 4, 2022, we completed a thirty for one reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.003 per share.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Warrants

As of December 31,2020, there were 12,705,000 Warrants outstanding, the warrants have been trading on the Nasdaq Market under the symbol “METXW” since May 27, 2020.

On January 8, 2021, the company successfully completed a tender offer for its Warrants to purchase Ordinary Shares at a reduced exercise price of $1.40. The offer expired at 11:59 p.m. Eastern time on January 5, 2021.

The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 Warrants as part of the tender offer. In addition, 2,629,812 Warrants to purchase Ordinary Shares were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 Ordinary Shares.

The Company offered its existing loyal Warrant holders the opportunity to exercise their Warrants at $1.40 from the initial Warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding Warrants were exercised in the tender offer.

Net proceeds are anticipated to be approximately $5,730,000 after deducting information agent fees, placement agent fees and other offering expenses and are expected to primarily be used for potential acquisitions and working capital and for general corporate purposes.

On February 19, 2021, 336,001 warrants to purchase ordinary shares were validly tendered for cashless exercise, resulting in the issuance of 336,001 Ordinary Shares The exercise price of the warrants was $2.50 per share.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021. Since the offering price per share of this offering was $1.00 per share, which was lower than $2.50 per share, the exercise price for outstanding warrants will be reduced to $1.00 upon closing of the offering on May 21, 2021. The exercise price of our outstanding warrants will be reset to $11.50 per share on the date following which the closing price of our ordinary shares has been equal to or greater than $3.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, and such exercise price will no longer be subject to the “full-ratchet” anti-dilution protection.

On September 1, 2021, the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share. The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in this offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full.